Other operating expenses	6 Months Ended
Jun. 30, 2026
Other Operating Expenses [Abstract]
Other operating expenses	14 Other operating expenses

Other operating expenses
in EUR million	30 June 2026	30 June 2025
Promotional and client acquisition costs	231	206
IT related expenses (excluding outsourcing and subcontracting)	408	382
Outsourcing and subcontracting	344	327
Facilities	133	137
Market data services	78	73
Advisory fees	126	135
Audit and supervisory fees	77	74
Indirect taxes	157	167
Regulatory costs	402	439
Depreciation and impairment of property and equipment	219	218
Amortisation and impairment of intangible assets	117	111
Additions and releases of provisions	87	150
Other	62	67
	2,440	2,485
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund
(SRF), local bank taxes and local resolution funds. Included in Regulatory costs for the first six months of 2026, are contributions to DGS of EUR 25 million (2025: EUR 136 million) mainly related to Belgium, Germany and Poland and contributions to the SRF and local resolution funds of EUR 58 million (2025: EUR 41 million). In 2026, local bank taxes increased by EUR 58 million from EUR 261 million in 2025 to EUR 319 million.